Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ (34,573,356)	$ (9,903,148)	$ (40,193,684)	$ (17,548,991)
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			(37,993,336)	19,014,931
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			(2,200,348)	(36,392,092)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			$ 0	$ (171,830)